Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Goods purchased for resale	26	—	1	10	37
Raw materials and other supplies	343	(17)	(1)	69	394
Bidding and mobilization costs	124	(10)	—	(4)	109
Inventories	492	(28)	—	76	540

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Goods purchased for resale	20	—	—	6	26
Raw materials and other supplies	303	10	—	30	343
Bidding and mobilization costs	135	3	—	(15)	124
Inventories	458	13	—	21	492